SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD
Steven B. Boehm
DIRECT LINE: 202.383.0176
E-mail: STEVEN.BOEHM@sablaw.com
June 22, 2007
VIA COURIER AND EDGAR
Mary A. Cole, Senior Counsel
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Main Street Capital Corporation Registration Statement on Form N-2 File Nos.: 333-142879 and 814-00746
Dear Ms. Cole:
     On behalf of Main Street Capital Corporation (the “Company”), please find Amendment No. 1 (“Amendment No. 1”) to the above-referenced Registration Statement, together with marked copies of Amendment No. 1 indicating changes to the Registration Statement. We are forwarding Amendment No. 1 to you in response to the comments that you issued to the Company on June 15, 2007. Your comments are set forth below and are followed by the Company’s responses.
General
1.	In your response letter, please inform the staff whether the Company’s proposed Small Business Investment Company (“SBIC”) subsidiary intends to file a registration statement on Form N-5.

Response:

The Company confirms that Main Street Mezzanine Fund (“MSMF”), the Company’s proposed SBIC subsidiary, does not intend to file a registration statement on Form N-5. The Company will have at the time of acquisition of MSMF more than $25 million of investments of its own. In view of the foregoing, MSMF is not an “investment company” by reason of Section 3(c)(7) of the Investment Company Act of 1940 (the “1940 Act”), and, accordingly, is not required to file Form N-5.

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

In addition, the Company intends to invest substantially all of the proceeds of the offering in portfolio investments other than the partnership interests in MSMF, and, thus, was not formed for the specific purpose of acquiring the partnership interests offered by MSMF as contemplated by Rule 2a51-3 under the 1940 Act.
Prospectus
2.	Outside front cover
a)	The pricing table should include the shares and the dollar amounts of the formation transaction, i.e., the partnership interests of the SBIC subsidiary.
Response:

The Company has revised the outside front cover page of the Prospectus to comply with this comment. The Company also notes that the shares related to the formation transactions are not currently being registered and the initial public offering (“IPO”) price is not affected by the issuance of these shares.
b)	Please include a footnote to the pricing table detailing the terms of the underwriters’ over-allotment privilege.
Response:

We respectfully note that the outside cover page of the Prospectus (beneath the pricing table) includes the disclosure requested regarding the terms of the over-allotment option. In addition, the Company has revised the first footnote to the Calculation Registration Fee table on the Registration Statement cover page to indicate the shares registered include shares that will be issued pursuant to the underwriters’ over-allotment option. If you would like us to make further changes, please let us know.

3.	Inside front cover—Include the amount of dilution purchasers of shares in the initial public offering will experience and a cross-reference to the section of the prospectus that discusses dilution. Also, the cover page should state that these securities should be considered speculative.

Response:

The Company has revised the inside front cover page of the Prospectus to comply with this comment.

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

4.	The disclaimer after the Table of Contents should state that the Company will update the prospectus to reflect any material changes.

Response:

The Company has revised the disclaimer after the Table of Contents to comply with this comment.

5.	Prospectus Summary
a)	In your response letter please explain in more detail the timing of the formation transactions. Specifically, reconcile the disclosure on the inside cover page that states that the Company will begin operations after the formation transactions are effected and the disclosure on page 7 that states that the Company commenced investment operations in 2002 through Main Street Mezzanine Fund, LP. We may have additional disclosure comments once we understand the history of the Company.

Response:

The Company will consummate the formation transactions at the time of the closing of the public offering. The Company will not have operations prior to that time, however, MSMF, which will be acquired by the Company in the formation transactions, has had operations since 2002. To alleviate any potential confusion regarding this point, the Company has revised the disclosure throughout Amendment No. 1 where the use of the terms “we,” “us” and “our” was confusing, particularly when describing the formation transactions or discussing the SBIC status of MSMF. Moreover, we have used the terms “we,” “us” and “our” in more generic disclosure about the business where the context would not, in our view, be confusing to investors.

b)	Also, the prospectus should characterize the credit quality of the companies in which it intends to invest more specifically and provide information about the track record of the Company’s prior investments, including whether any resulted in defaults or bankruptcies.

Response:

The Company respectfully submits that the credit quality of the companies in which the Company intends to invest is currently reflected in the investment rating system utilized by the Company to measure portfolio asset quality. The track record of the Company’s prior investments is reflected in the Company’s historical financial statements (i.e., net realized gains and losses) and in the portfolio companies tables, which graphically show the comparison of historical cost and current fair value of the respective investments. In addition, the historical ratings and credit quality of the existing portfolio are reflected in the disclosure in the Business section of Amendment No. 1. Therefore, the Company has not revised the disclosure in Amendment No. 1 in response to this comment.

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

c)	Financial and portfolio information should be updated to a date later than December 31, 2006, if possible.

Response:

The Company has revised Amendment No. 1 to include financial information as of and for the quarter ended March 31, 2007.

d)	Use of Proceeds—Clarify whether any of the proceeds of the offering will be used to cover the expenses of the formation transactions

Response:

The Company confirms that a small portion of the proceeds (less than $150,000) will be used to cover the formation transaction costs, principally including the legal fees and expenses paid to Porter & Hedges LLP in relation to the formation transactions. The amount of these expenses is already included in the approximately $2 million of expenses disclosed for the public offering. The Company has revised Amendment No. 1 to clarify the Use of Proceeds disclosure.
6.	Formation Transactions
a)	Clarify how the shares received by the limited partners will be valued. Is the premium related to the fair value of the investments held by Main Street Mezzanine Fund? Why is the premium related to the public offering price and not the net asset value of those investments?

Response:

The limited partnership interests of MSMF are valued according to the audited net asset value (“NAV”) of MSMF as of December 31, 2006, less cash distributed to the limited partners in January 2007 related to realized gains. The premium discussed in the Form N-2 disclosure refers to the premium the limited partners will receive over the cost of their original investment in MSMF. It does not reflect any premium over the adjusted NAV of the partnership interests or the public offering price. The Company has revised Amendment No. 1 in response to this comment to clarify the nature of the

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

“premium.” Moreover, there is no markup or markdown from the public offering price in determining the consideration to be received by the limited partners of MSMF in exchange for the Company’s stock in the formation transactions. The audited NAV for MSMF exceeds the original commitment by investors as a result of cumulative retained earnings and realized/unrealized gains. The only way in which the public offering price factors into the formation transactions is for the sole purpose of calculating the number of shares that each limited partner should be entitled in the conversion, as the dollar value of consideration to be received has already been fixed.

b)	In your letter provide a legal analysis explaining why the transactions described in the last bullet point on page 7 are not “affiliated transactions” subject to Section 57 of the 1940 Act.
Response:
We believe that the transactions to which you refer do not implicate Section 57. As you know, although the Company is in registration with respect to its Form N-2, it has not yet elected to be regulated as a BDC. The Company is not required to have made that election pursuant to the Form N-6F it filed at the time it filed its Form N-2. By filing a Form N-6F, the Company became eligible to rely on Section 6(f), which exempts a fund relying on Section 3(c)(1) of the 1940 Act from certain provisions of the Act, including Section 57, pending the filing of its BDC election on Form N-54A.

The definitive, unconditional contracts with respect to the formation transactions at issue here will have been entered into prior to the filing of the Company’s Form N-54A. Thus, we believe that they are not subject to Section 57, notwithstanding that they will not close until after the Company’s files its Form N-54A. In this regard, the Staff has, in a number of recent instances, permitted BDC IPOs to go forward without exemptive relief being obtained where formation transactions similar to the present one were involved. We note that Eric Purple in the Chief Counsel’s office is familiar with those cases.
7.	Fee Table—Please include a line item for the fees and expenses of the acquired fund. Also, please delete the phrase “borne by us” in the “Offering expenses” line item.

Response:

The Company has revised the Fee Table to comply with this comment.

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

8.	Summary Financial and Other Data—In your letter explain why the expense ratio is so much higher in 2006 than the expense ratio presented in the fee table.

Response:

The Company computed its expense ratio for purposes of the Fees and Expenses Table in accordance with Item 3 of the instructions to Form N-2. In particular, the denominator, average net assets of the fund, was computed pursuant to Instruction 10.c. of Item 3 for purposes of the table, which requires that the estimated offering proceeds be included in the computation. On the other hand, the ratio set forth in the Summary Financial and Other Data table is based solely on historical financial information, which does not include estimated offering proceeds. This is the primary reason why the expense ratios are different.

The operating and interest expense ratios in the Summary Financial and Other Data table are based upon the historical combined, average net assets of MSMF and Main Street Mezzanine Management (the “GP”). This is noted in the parenthetical to the “Expense ratios” section of the Summary Financial and Other Data table. The historical combined, average net assets of MSMF and the GP for 2006 was approximately $38.6 million, which was calculated based upon GAAP standards and is separately reflected in footnote J in the audited financial statements. This calculation and presentation is consistent with the other historical income statement and balance sheet data presented in the Summary Financial and Other Data table and is also consistent with the GAAP-based financial highlights presented in footnote J to the audited financial statements in the “F” pages of the prospectus.

The operating and interest expense ratios in the Fees and Expenses table are based upon the net assets attributable to common stock of the Company. This is noted in the parenthetical to the “Annual Expenses” section of the Fees and Expenses table. The net assets attributable to common stock of the Company was determined based on the pro forma as adjusted net assets attributable to the Company of approximately $150.5 million which will be reflected in the next Form N-2 filing as part of a completed pro forma balance sheet included in the current Form N-2 filing. The pro forma as adjusted net assets attributable to common stock reflect the consummation of the formation transactions and the offering, and reflect the net assets that would be attributable to common stockholders after completion of the offering.

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

9.	Co-Investments — In your letter analyze whether the existing co-investments between Main Street Mezzanine Fund and Main Street Capital II will constitute a continuing joint enterprise subject to Rule 17d-1 under the 1940 Act after the effectuation of the formation transactions.

Response:

We believe that existing co-investments involving MSMF and Main Street Capital II (“MSCII”) would not constitute a continuing joint enterprise subject to Rule 17d-1 after the effectuation of the formation transactions. Rule 17d-1(a), read together with Section 57, provides that absent an SEC exemptive order, persons identified in Section 57(b) (“Related Persons”) generally shall not:
participate in or effect any transaction in connection with, any joint enterprise or other joint arrangement or profit sharing plan in which any [BDC] is a participant . . . .
Rule 17d-1(c) provides, in turn, that “joint enterprise or other joint arrangement or profit sharing plan” means:
any written or oral plan, contract, authorization or arrangement, or any practice or understanding concerning an enterprise or undertaking whereby a [BDC] and any affiliated person of or a principal for such a [BDC] . . . have a joint or a joint and several participation, or share in the profits or enterprise or undertaking, including . . . .
While we believe that the entry into a co-investment by a BDC with the affiliated person could be viewed as a “transaction” within the meaning of Rule 17d-1, we do not believe that the fact that a BDC and an affiliate remain invested in an entity constitutes a “joint enterprise or other joint arrangement or profit sharing plan” within the meaning of that rule. We note at the outset that Section 17(d), which provides the authority under which Rule 17d-1 was promulgated, makes it unlawful for the investment company and an affiliate to “effect a transaction.” Continuing participation by a BDC in an investment in an issuer not managed by the BDC would not seem to involve “effecting a transaction.” In addition, the terms “enterprise, arrangement or plan,” in our view, would seem to contemplate a more active participation by the BDC and the Related Person. We believe that this conclusion finds strong support in the position taken by the SEC staff in Massachusetts Mutual Life Insurance Company (pub. avail. Jun. 7, 2000) (“Mass Mutual”).

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

There, the Staff took a no-action position under Section 17(d) and Rule 17d-1 with respect to the aggregation of orders (i.e., co-investments), involving private placement securities for affiliated funds and accounts where, among other things, the only material term of the co-investment that was negotiated was price. Of greatest import to the analysis here, neither the incoming letter nor the Staff’s response in Mass Mutual thought it necessary to address the issue of whether Rule 17d-1 was implicated by the co-investing parties subsequent to the investment transaction being effected. Indeed, the SEC historically has taken the position that the provisions of Rule 17d-1 apply where an investment company and its affiliated person or persons undertake “at or about the same time to invest in the same companies at the inducement or arrangement of the same persons.”[1] We are unaware of a similar position being taken with respect to the on-going co-investment by such affiliated persons.

The idea that an on-going investment in a third party portfolio company would implicate Rule 17d-1 also runs counter to the position taken by the Staff in SMC Capital, Inc. (pub. avail. Sep. 5, 1995). There, the Staff in effect took the view that the mere aggregation of orders for publicly traded securities advisory clients, including a registered investment company, would not violate Section 17(d), provided that the investment company participated on terms no less advantageous than those of any other participant. Again, in that letter the Staff did not feel the need to address the implications under Section 17(d) of the fact that the registered investment company and its affiliates would on an on-going basis be invested in the same portfolio company.

We believe that Section 17(d)(1) is intended to cover activities where a BDC and a Related Person are actively engaged together in seeking a pecuniary gain. Arguably, such togetherness, or “jointness,” exists where each is entering (or exiting) an investment simultaneously in a transaction negotiated with respect to each. We do not believe, however, that the holding of an investment in a third party represents such an arrangement.

10.	Conflicts of Interest — Please elaborate on the allocation procedures to be instituted to assure investment opportunities are allocated between the affiliated companies in a “fair and equitable manner.”

Response:

As disclosed in the N-2, the Company intends to apply for exemptive relief from the SEC to permit co-investments between the Company/MSMF (the “BDC Entities”) and MSCII. We have had preliminary discussions with the Staff regarding our

[1]	See Imperial Financial Services, Rel. No. 34-7684 (Aug. 26, 1965).

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

proposed allocation process and procedures that would be applied as a condition to receipt of such exemptive relief from the SEC. Please see attached the summary presentation regarding our proposed co-investment process that has been preliminarily discussed with the Staff. We believe that the proposed co-investment process represents an objective format to allow for the fair and equitable allocation of investment opportunities. The proposed process would also be subject to the oversight of the required majority of the Company’s independent directors.

Prior to the receipt of any exemptive relief from the SEC to allow for co-investments, we have developed a process for the fair and equitable allocation of investment opportunities. We believe that this process is not ideal given our particular circumstances (thus the request for exemptive relief), but still provides an objective process that can be followed by the management of the Adviser and the Company. The proposed investment allocation process would involve the allocation of any total funding commitments that exceed $8 million solely to the BDC Entities. Any total funding commitments that are less than $8 million will be separately allocated, on an alternating basis, 100% to each of MSCII and the BDC Entities. Consequently, the BDC Entities will be allocated the first funding commitment below $8 million, MSCII will be allocated the second funding commitment below $8 million, and so forth.

While we strongly believe that the co-investment process proposed in the attached summary for our exemptive relief request reflects the best process and is in the best interests of our shareholders, we believe that the investment allocation processes discussed above will also provide a fair and equitable way to allocate investment opportunities while we are seeking exemptive relief.

11.	Provisions of Maryland General Corporation Law—In your letter undertake to notify the SEC staff before altering any of the Company’s resolutions or by-laws in such a way as to subject the Company to either the Maryland Business Combination Act or the Maryland Control Share Acquisition Act; also, undertake to file a current report on Form 8-K with the SEC after board approval but before the effective date of any change.

Response:

The Company is aware of the Staff’s position that reliance by investment companies, including BDCs, on the provisions of the Maryland Control Share Acquisition Act (the “Control Share Act”) may constitute a violation of Section 18(i) of the 1940 Act. As a result, the disclosure in the initial filing of the Form N-2 stated that the Company “will amend [its] bylaws to be subject to the Control Share Act only if the Board of Directors determines it would be in [the Company’s] best interest and if the staff of the SEC does not object to . . . the determination that . . . being subject to the Control Share Act does not conflict with the 1940 Act.”

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

In furtherance thereof, the Company undertakes to notify the Staff before amending its bylaws to be subject to the Control Share Act. Moreover, the Company is aware that Item 5.03 of Form 8-K will require it to file a Form 8-K with the SEC within four business days of the date that it amends its bylaws to, among other things, be subject to the Control Share Act.

Finally, the Company is not aware of any conflict with the provisions of the Maryland Business Combination Act and any provision of the 1940 Act. As a result, the Company does not believe that it is appropriate to provide the requested undertakings with respect to the Company’s future determination to subject itself to the Maryland Business Combination Act.

12.	Management—In your letter explain whether the adviser will be registered under the Investment Advisers Act of 1940 and analyze whether this entity would be an “eligible portfolio company” under the terms of the BDC provisions of the 1940 Act or whether the Company would be engaged in an operating business (an advisory business) through the activities of a wholly owned subsidiary.

Response:

The Adviser, which will serve as the investment adviser to MSMF and MSCII, will not be registered as an investment adviser under the Investment Advisers Act of 1940 in reliance on the exemption from registration set forth in Section 203(b)(3). In that regard, it is anticipated that the Adviser will only have those two entities as its clients for the foreseeable future.

In addition, the Adviser would be an “eligible portfolio company” within the meaning of Section 2(a)(46) of the 1940 Act. Thus, it:
•	is organized under the laws of, and has its principal place of business in the United States (it is a Delaware LLC with is principal place of business in Houston);

•	is neither an investment company as defined in Section 3 of the 1940 Act nor a company which would be an investment company except for the exclusion from the definition of investment company in Section 3(c); and

•	will not have a class of securities traded on a national securities exchange (see Rule 2a-46).
We note that the financial statements of the Adviser will not be consolidated for GAAP purposes with the financial statements of the Company, but rather will be reflected as a portfolio company investment as all or substantially all of its activities are not related to the Company or its subsidiaries.

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

13.	Significant managerial assistance—In your letter explain whether any fees rendered to the Company for providing managerial assistance to portfolio companies are directed to affiliates of the Company.

Response:

Any fees rendered to the Company for providing managerial assistance to portfolio companies will be paid directly to the Company or its wholly-owned subsidiaries.

14.	Equity Incentive Plan—This section states that the Company will seek Commission exemptive relief to permit stock-based compensation in exchange for services. In your letter inform us whether your research shows that the Commission has granted such relief in the past.

Response:

The commission has granted exemptive relief to permit BDCs, and other closed-end funds, to issue restricted stock as compensation to its officers in a number of cases. See, e.g., Hercules Technology Growth Capital, Inc. (May 23, 2007) (order); MCG Capital Corporation (April 4, 2006) (order); and Baker, Fentress & Company and Adams Express Company, et. al. (Dec. 22, 1998) (order).

15.	Federal Income Tax Considerations—Please disclose the tax consequences relative to the fee income generated by the advisory subsidiary.

Response:

The advisory subsidiary will elect to be taxed under subchapter C of the Internal Revenue Code upon being purchased by the BDC. Therefore, the subsidiary will pay corporate income tax on all of its taxable income, including any fee income that it receives. The subsidiary intends to distribute to the BDC any after-tax net income. These distributions will be characterized as dividend income by the BDC to the extent that they are paid out of C corporation earning and profits and therefore will constitute “good” RIC income in the hands of the BDC.
* * * *

Mary A. Cole, Senior Counsel
Division of Investment Management
June 22, 2007

     We very much appreciate the efforts that you made in this matter to provide your comments in such a timely fashion. In that regard, we also note the comment that you informally provided regarding enhanced fair value language in the notes to the financial statements and we look forward to receiving more information and discussing that further. If you have any questions or additional comments concerning the foregoing, please contact me, or Cheri Bennett at (202) 383-0942, at your earliest convenience.
Sincerely,
/s/Steven B. Boehm
Steven B. Boehm
Enclosure

cc:	Mr. Todd Reppert/Main Street Capital Corporation
John Good, Esq./Bass Berry & Sims PLC
Cheri C. Bennett, Esq./Sutherland Asbill & Brennan LLP